UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02333
New Perspective Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class A
| ANWPX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund

(the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the l
as
t year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.71%
Management's discussion of fund performance
The fund’s Class A shares gained 17.27% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has
grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
New Perspective Fund — Class A (with sales charge) *	10.52%	10.67%	12.50%
New Perspective Fund — Class A (without sales charge) *	17.27%	11.99%	13.16%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class C
| NPFCX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
on a hy
pothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 159	1.47%
Management's discussion of fund performance
The fund’s Class C shares gained 16.38% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, po sting the l
owest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total re
turns
	1 year	5 years	10 years
New Perspective Fund — Class C (with sales charge) *	15.38%	11.15%	12.47%
New Perspective Fund — Class C (without sales charge) *	16.38%	11.15%	12.47%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performa
nce
is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(perc
en
t of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class T
| TNPFX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hyp
oth
etical $10,000 in
vest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 51	0.47%
Management's discussion of fund performance
The fund’s Class T shares gained 17.56% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall
res
ults, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
New Perspective Fund — Class T (with sales charge) 2	14.62%	11.70%	13.29%
New Perspective Fund — Class T (without sales charge) 2	17.56%	12.27%	13.63%
MSCI ACWI (All Country World Index) 3	17.27%	13.54%	11.68%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class F-1
| NPFFX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 85	0.78%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 17.19% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class F-1 *	17.19%	11.93%	13.09%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio hol
din
gs by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class F-2
| ANWFX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund

(the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 57	0.52%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 17.50% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class F-2 *	17.50%	12.23%	13.40%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent o
f net ass
ets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class F-3
| FNPFX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 44	0.40%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 17.64% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
New Perspective Fund — Class F-3 2	17.64%	12.35%	13.90%
MSCI ACWI (All Country World Index) 3	17.27%	13.54%	11.80%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(per
ce
nt of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-A
| CNPAX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 81	0.75%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 17.22% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-A (with sales charge) *	13.12%	11.15%	12.70%
New Perspective Fund — Class 529-A (without sales charge) *	17.22%	11.95%	13.10%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Avai
lab
ility of ad
ditio
nal inf
or
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-C
| CNPCX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 164	1.52%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 16.34% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-C (with sales charge) *	15.34%	11.10%	12.67%
New Perspective Fund — Class 529-C (without sales charge) *	16.34%	11.10%	12.67%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of a
dditi
onal information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-E
| CNPEX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 107	0.99%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 16.95% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-E *	16.95%	11.68%	12.84%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional i
nform
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-T
| TPNFX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 57	0.52%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 17.51% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
New Perspective Fund — Class 529-T (with sales charge) 2	14.56%	11.64%	13.23%
New Perspective Fund — Class 529-T (without sales charge) 2	17.51%	12.21%	13.57%
MSCI ACWI (All Country World Index) 3	17.27%	13.54%	11.68%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of ad
ditiona
l information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-F-1
| CNPFX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 63	0.58%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 17.42% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-F-1 *	17.42%	12.14%	13.33%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional info
rm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-F-2
| FFPNX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 54	0.50%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 17.52% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
New Perspective Fund — Class 529-F-2 2	17.52%	13.11%
MSCI ACWI (All Country World Index) 3	17.27%	14.36%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional in
for
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-F-3
| FNFPX
for the year ended September 30, 2025
T
his annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 50	0.46%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 17.57% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
New Perspective Fund — Class 529-F-3 2	17.57%	13.16%
MSCI ACWI (All Country World Index) 3	17.27%	14.36%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional i
nfor
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-1
| RNPAX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 161	1.49%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 16.35% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-1 *	16.35%	11.13%	12.28%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional i
nfor
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-2
| RNPBX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 162	1.50%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 16.36% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-2 *	16.36%	11.12%	12.28%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional inf
or
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-2E
| RPEBX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 130	1.20%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 16.68% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-2E *	16.68%	11.45%	12.62%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of add
itio
nal information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-3
| RNPCX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 114	1.05%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 16.87% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-3 *	16.87%	11.62%	12.78%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional in
form
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-4
| RNPEX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 81	0.75%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 17.23% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-4 *	17.23%	11.96%	13.12%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional inf
orm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-5E
| RNPHX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 60	0.55%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 17.46% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
New Perspective Fund — Class R-5E 2	17.46%	12.18%	12.53%
MSCI ACWI (All Country World Index) 3	17.27%	13.54%	11.24%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional in
form
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER
REP
ORT
New Perspective Fund
®
Class R-5
| RNPFX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 50	0.46%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 17.59% for the year ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-5 *	17.59%	12.29%	13.46%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of addi
tio
nal information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-007-1125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-6
| RNPGX
for the year ended September 30, 2025
This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hy
poth
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 44	0.40%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 17.64% for the
year
ended September 30, 2025. That result compares with a 17.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and geopolitical tensions. All major regions posted positive returns, with markets outside the United States outpacing throughout 2025. Within emerging markets, equities in China, Taiwan and Korea rallied, offsetting negative returns in India.
Most sectors generated positive returns for the fund, with information technology, communication services and financials being particularly additive. Returns from the consumer discretionary and industrials sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent over half the portfolio, posted strong gains that surpassed the fund’s overall return. Companies based in France, the United Kingdom, Taiwan and Canada made meaningful contributions to investment results as well.
Health care was a significant detractor from overall results, posting the lowest return among all sectors, and the fund’s substantial exposure to it amplified the negative impact. The materials and real estate sectors also delivered negative returns. On a country basis, holdings in Denmark were the most notable detractor on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-6 *	17.64%	12.34%	13.52%
MSCI ACWI (All Country World Index) †	17.27%	13.54%	11.91%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 162,352
Total number of portfolio holdings	287
Total advisory fees paid (in millions)	$ 539
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-007-1125 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Pablo R. González Guajardo, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
September 30, 2025	131,000	21,000	5,000	None
September 30, 2024	240,000	21,000	24,000	None
Adviser and Affiliates2
September 30, 2025	Not Applicable	1,697,000	4000	72,000
September 30, 2024	Not Applicable	2,550,000	None	11000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
September 30, 2025	1,799,000
September 30, 2024	2,607,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

New Perspective Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended September 30, 2025
Lit. No. MFGEFP4-007-1125 © 2025 Capital Group. All rights reserved.

Investment portfolio September 30, 2025

Common stocks 96.52%	Shares	Value (000)
Information technology 22.41%
Microsoft Corp.	11,643,915	$6,030,966
Taiwan Semiconductor Manufacturing Co., Ltd.	131,772,941	5,642,224
Broadcom, Inc.	16,722,301	5,516,854
NVIDIA Corp.	16,865,235	3,146,716
ASML Holding NV	1,209,456	1,175,870
ASML Holding NV (ADR)	1,146,354	1,109,774
Shopify, Inc., Class A, subordinate voting shares (a)	13,367,395	1,986,529
Cloudflare, Inc., Class A (a)	5,250,785	1,126,766
Synopsys, Inc. (a)	2,036,626	1,004,851
SAP SE	3,458,180	925,291
KLA Corp.	738,773	796,841
Salesforce, Inc.	3,278,200	776,933
ServiceNow, Inc. (a)	822,672	757,089
Fujitsu, Ltd.	28,852,500	679,732
Apple, Inc.	2,097,910	534,191
Keyence Corp.	1,387,440	517,692
SK hynix, Inc.	2,071,864	513,148
Motorola Solutions, Inc.	1,024,995	468,720
Samsung Electronics Co., Ltd.	7,657,961	457,933
Micron Technology, Inc.	2,721,072	455,290
TDK Corp.	20,566,900	298,800
Palantir Technologies, Inc., Class A (a)	1,557,681	284,152
International Business Machines Corp.	900,000	253,944
Oracle Corp.	861,773	242,365
Keysight Technologies, Inc. (a)	1,298,196	227,080
Atlassian Corp., Class A (a)	1,407,917	224,844
Sage Group PLC (The)	13,979,707	206,814
Amphenol Corp., Class A	1,578,248	195,308
ON Semiconductor Corp. (a)	3,288,180	162,140
Strategy, Inc., Class A (a)	484,131	155,992
ARM Holdings PLC (ADR) (a)	930,878	131,710
MediaTek, Inc.	2,600,320	112,193
Tokyo Electron, Ltd.	539,327	96,133
EPAM Systems, Inc. (a)	464,455	70,035
Capgemini SE	377,218	54,717
Accenture PLC, Class A	164,193	40,490
		36,380,127

Industrials 14.56%
Rolls-Royce Holdings PLC	116,912,418	1,871,103
Airbus SE, non-registered shares	6,730,054	1,559,740
Safran SA	4,265,804	1,502,981
DSV A/S	6,139,319	1,220,998
General Aerospace Co.	3,889,266	1,169,969
Siemens AG	4,021,090	1,082,044
BAE Systems PLC	37,685,848	1,043,577
Carrier Global Corp.	16,234,352	969,191
Schneider Electric SE	3,416,974	953,180
ABB, Ltd.	12,622,764	908,909
RELX PLC	18,606,830	890,115
Ryanair Holdings PLC (ADR)	12,637,628	761,038
Northrop Grumman Corp.	1,215,623	740,703
TransDigm Group, Inc.	559,068	736,863
Ingersoll-Rand, Inc.	7,636,493	630,927
HEICO Corp.	1,630,976	526,512
Boeing Co. (The) (a)	2,135,173	460,834
Copart, Inc. (a)	9,677,493	435,197
Howmet Aerospace, Inc.	2,160,849	424,023
GE Vernova, Inc.	640,031	393,555
Hitachi, Ltd.	11,098,100	294,929
Daikin Industries, Ltd.	2,532,100	292,445
FTAI Aviation, Ltd.	1,671,167	278,851
Deutsche Post AG	6,168,538	274,768

1	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
ASSA ABLOY AB, Class B	7,383,091	$256,131
Contemporary Amperex Technology Co., Ltd., Class A	4,386,370	247,711
UL Solutions, Inc., Class A	3,486,776	247,073
Marubeni Corp.	9,877,200	246,989
Wolters Kluwer NV	1,770,870	241,486
L3Harris Technologies, Inc.	784,050	239,457
Equifax, Inc.	748,965	192,132
Hanwha Aerospace Co., Ltd.	242,351	191,214
Bombardier, Inc., Class B (a)	1,344,217	188,376
ITT, Inc.	1,052,794	188,198
ITOCHU Corp.	3,256,100	185,522
Diploma PLC	2,595,688	185,194
Deere & Co.	399,445	182,650
XPO, Inc. (a)	1,316,934	170,240
Brambles, Ltd.	10,199,515	167,376
Canadian National Railway Co. (CAD denominated)	1,632,437	153,942
Dayforce, Inc. (a)	2,218,114	152,806
Delta Air Lines, Inc.	2,546,308	144,503
Tetra Tech, Inc.	4,068,579	135,809
Compagnie de Saint-Gobain SA, non-registered shares	1,057,561	113,808
SMC Corp.	368,300	113,141
Recruit Holdings Co., Ltd.	1,879,783	101,219
TransUnion	675,735	56,613
Uber Technologies, Inc. (a)	541,159	53,017
VAT Group AG	113,638	44,881
Veralto Corp.	149,498	15,938
Honeywell International, Inc.	34,072	7,172
		23,645,050

Consumer discretionary 13.83%
Tesla, Inc. (a)	11,124,703	4,947,378
Royal Caribbean Cruises, Ltd.	5,846,477	1,891,803
Amazon.com, Inc. (a)	7,020,738	1,541,543
Prosus NV, Class N	19,287,441	1,357,307
Trip.com Group, Ltd. (ADR)	17,090,013	1,285,169
Booking Holdings, Inc.	236,077	1,274,643
MercadoLibre, Inc. (a)	468,281	1,094,345
Starbucks Corp.	9,132,732	772,629
Hermes International	283,305	692,835
Flutter Entertainment PLC (a)	2,424,346	615,784
NIKE, Inc., Class B	7,153,070	498,784
Restaurant Brands International, Inc.	7,058,916	452,759
Amadeus IT Group SA, Class A, non-registered shares	5,669,269	449,280
Industria de Diseno Textil SA	7,188,741	396,424
McDonald’s Corp.	1,227,673	373,078
Renault SA	8,516,528	347,959
LVMH Moet Hennessy-Louis Vuitton SE	542,688	331,633
Home Depot, Inc.	795,261	322,232
Wynn Resorts, Ltd.	2,500,000	320,675
Sony Group Corp.	11,049,700	318,225
Ferrari NV (EUR denominated)	645,509	311,935
Hilton Worldwide Holdings, Inc.	1,145,750	297,253
Compagnie Financiere Richemont SA, Class A	1,552,112	295,585
YUM! Brands, Inc.	1,608,772	244,533
Suzuki Motor Corp.	14,274,400	208,539
Entain PLC	17,110,711	201,081
Marriott International, Inc., Class A	764,724	199,165
Aristocrat Leisure, Ltd.	4,173,788	193,270
Evolution AB	2,189,858	179,898
Duolingo, Inc., Class A (a)	497,216	160,024
Ryohin Keikaku Co., Ltd.	7,872,000	156,764
Hyundai Motor Co.	903,706	138,482
Valeo SA, non-registered shares	10,591,073	132,240
adidas AG	497,366	104,758
Wynn Macau, Ltd. (b)	105,746,000	98,110
BYD Co., Ltd., Class A	6,266,288	96,136

New Perspective Fund	2

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Moncler SpA	1,372,173	$80,341
Naspers, Ltd., Class N	85,076	30,812
Swatch Group AG (The) (b)	138,124	25,931
Fast Retailing Co., Ltd.	70,337	21,422
		22,460,764

Financials 12.63%
UniCredit SpA	26,848,323	2,032,176
JPMorgan Chase & Co.	5,975,682	1,884,909
Visa, Inc., Class A	3,510,065	1,198,266
Deutsche Bank AG	29,013,824	1,020,207
AIA Group, Ltd.	105,988,333	1,016,715
Chubb, Ltd.	3,169,196	894,506
Mastercard, Inc., Class A	1,451,912	825,862
Citigroup, Inc.	7,531,030	764,400
Bank of America Corp.	14,418,955	743,874
Societe Generale	8,813,384	583,177
Banco Santander SA	52,420,548	546,144
Arthur J. Gallagher & Co.	1,745,114	540,532
London Stock Exchange Group PLC	4,327,364	495,620
ICICI Bank, Ltd. (ADR)	9,280,311	280,544
ICICI Bank, Ltd.	12,897,573	195,812
3i Group PLC	8,580,391	471,861
Wise PLC, Class A (a)	32,837,410	457,087
DBS Group Holdings, Ltd.	11,503,880	456,160
Aon PLC, Class A	1,263,296	450,466
Partners Group Holding AG	327,364	425,012
Hong Kong Exchanges and Clearing, Ltd.	7,422,300	421,573
AXA SA	8,351,342	398,471
Prudential PLC	27,992,331	391,904
S&P Global, Inc.	764,057	371,874
Allianz SE	805,437	337,966
Munchener Ruckversicherungs-Gesellschaft AG	518,897	331,045
CME Group, Inc., Class A	1,212,451	327,592
Blackstone, Inc.	1,865,810	318,774
Brookfield Asset Management, Ltd., Class A	5,539,256	315,405
Goldman Sachs Group, Inc.	378,994	301,812
Brookfield Corp., Class A	4,309,095	295,518
TMX Group, Ltd.	7,446,254	284,859
Edenred SA	10,156,084	240,860
Banco Bilbao Vizcaya Argentaria SA	9,722,785	186,522
Berkshire Hathaway, Inc., Class B (a)	360,959	181,468
Morgan Stanley	1,021,003	162,299
Marsh & McLennan Cos., Inc.	559,095	112,674
Canadian Imperial Bank of Commerce (b)	980,259	78,332
Intercontinental Exchange, Inc.	345,523	58,214
KKR & Co., Inc.	375,034	48,736
Adyen NV (a)	26,431	42,358
Sony Financial Group Inc.	11,049,700	12,254
		20,503,840

Communication services 11.54%
Meta Platforms, Inc., Class A	9,221,399	6,772,011
Alphabet, Inc., Class C	7,679,347	1,870,305
Alphabet, Inc., Class A	7,018,720	1,706,251
Netflix, Inc. (a)	2,217,372	2,658,452
ROBLOX Corp., Class A (a)	7,203,130	997,777
Nintendo Co., Ltd.	11,199,700	969,755
Tencent Holdings, Ltd.	10,183,400	867,597
Electronic Arts, Inc.	2,879,497	580,794
America Movil, SAB de CV, Class B (ADR)	23,254,558	488,346
Publicis Groupe SA	4,526,399	434,065
MTN Group, Ltd.	44,768,864	375,882
Spotify Technology SA (a)	521,710	364,154

3	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Bharti Airtel, Ltd.	16,598,019	$351,145
Swisscom AG (a)	283,787	205,875
Singapore Telecommunications, Ltd.	32,065,400	102,663
		18,745,072

Health care 11.38%
AstraZeneca PLC	12,781,064	1,922,102
Eli Lilly and Co.	2,471,039	1,885,403
Vertex Pharmaceuticals, Inc. (a)	4,323,865	1,693,398
EssilorLuxottica SA	4,943,649	1,601,929
Alnylam Pharmaceuticals, Inc. (a)	2,762,815	1,259,844
Intuitive Surgical, Inc. (a)	2,309,555	1,032,902
Thermo Fisher Scientific, Inc.	2,048,702	993,661
BeOne Medicines, Ltd. (ADR) (a)	2,372,767	808,402
BeOne Medicines, Ltd. (a)	2,871,700	75,723
Novo Nordisk AS, Class B	16,185,076	877,342
Boston Scientific Corp. (a)	6,970,245	680,505
Abbott Laboratories	4,714,080	631,404
Regeneron Pharmaceuticals, Inc.	969,607	545,181
Amgen, Inc.	1,898,613	535,789
Sanofi	4,112,529	379,264
Mettler-Toledo International, Inc. (a)	290,032	356,046
Danaher Corp.	1,664,233	329,951
Cooper Cos., Inc. (a)	3,952,528	270,985
bioMerieux SA	1,928,634	257,679
Royalty Pharma PLC, Class A	7,076,107	249,645
Illumina, Inc. (a)	2,396,385	227,585
Pfizer, Inc.	8,784,799	223,837
Align Technology, Inc. (a)	1,651,659	206,821
Chugai Pharmaceutical Co., Ltd.	4,227,000	184,303
Grifols SA, Class B (ADR)	14,039,027	139,829
CRISPR Therapeutics AG (a)(b)	2,146,363	139,106
AbbVie, Inc.	566,363	131,136
Haleon PLC	28,446,151	127,167
Ascendis Pharma AS (ADR) (a)	623,163	123,891
Lonza Group AG	185,079	122,572
Bayer AG	3,134,857	103,900
Bristol-Myers Squibb Co.	1,896,432	85,529
Zimmer Biomet Holdings, Inc.	795,567	78,363
Asahi Intecc Co., Ltd.	4,396,200	71,390
HOYA Corp.	240,900	33,353
ICON PLC (a)	183,930	32,188
Daiichi Sankyo Co., Ltd.	1,188,800	26,648
Argenx SE (ADR) (a)	35,195	25,958
		18,470,731

Consumer staples 5.07%
Philip Morris International, Inc.	9,354,102	1,517,235
Nestle SA	14,990,693	1,376,006
Costco Wholesale Corp.	1,316,297	1,218,404
Danone SA	6,913,486	601,940
British American Tobacco PLC	11,312,086	600,482
Carlsberg A/S, Class B	3,768,908	437,944
L’Oreal SA, bonus shares	686,197	296,874
L’Oreal SA, non-registered shares	103,095	44,603
Bunge Global SA	3,722,586	302,460
Mondelez International, Inc., Class A	4,626,459	289,015
Estee Lauder Cos., Inc. (The), Class A	2,700,000	237,924
Carrefour SA, non-registered shares	14,742,004	223,185
Monster Beverage Corp. (a)	3,195,653	215,099
Anheuser-Busch InBev SA/NV	3,398,578	202,697
Pernod Ricard SA	1,333,674	130,807
Imperial Brands PLC	2,975,863	126,391
Ajinomoto Co., Inc.	3,902,786	112,055
Seven & i Holdings Co., Ltd.	7,734,700	104,134

New Perspective Fund	4

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Uni-Charm Corp.	14,449,700	$93,742
Coca-Cola Co.	551,195	36,555
KOSE Corp. (b)	899,100	36,047
Varun Beverages, Ltd.	4,480,590	22,391
		8,225,990

Materials 3.09%
Linde PLC	1,676,085	796,140
Sherwin-Williams Co.	1,806,770	625,612
Corteva, Inc.	7,656,156	517,786
First Quantum Minerals, Ltd. (a)	21,139,337	478,168
Air Liquide SA	2,184,017	453,495
Agnico Eagle Mines, Ltd.	2,149,955	362,111
Glencore PLC	74,092,512	340,394
Freeport-McMoRan, Inc.	6,653,466	260,949
Rio Tinto PLC	3,413,891	224,402
Shin-Etsu Chemical Co., Ltd.	6,738,900	221,144
Grupo Mexico, SAB de CV, Series B	23,557,493	205,455
Sika AG	634,717	141,208
Vale SA (ADR), ordinary nominative shares	12,393,023	134,588
CRH PLC	1,037,603	124,409
Gerdau SA (ADR)	22,266,850	69,027
International Paper Co.	785,327	36,439
DSM-Firmenich AG	265,383	22,595
		5,013,922

Energy 1.38%
TotalEnergies SE	15,959,500	969,278
Cenovus Energy, Inc. (CAD denominated)	26,929,899	457,249
Cenovus Energy, Inc.	4,780,676	81,224
ConocoPhillips	2,385,794	225,672
Schlumberger NV	4,276,047	146,968
TC Energy Corp. (CAD denominated) (b)	2,017,846	109,715
Canadian Natural Resources, Ltd. (CAD denominated)	3,387,294	108,310
Tourmaline Oil Corp.	2,015,054	86,903
South Bow Corp. (b)	1,798,974	50,904
Rosneft Oil Co. PJSC (c)	40,028,340	— (d)
		2,236,223

Utilities 0.48%
Engie SA	22,142,619	474,567
Sempra	2,872,412	258,460
Iberdrola SA, non-registered shares	2,213,202	41,847
		774,874

Real estate 0.15%
Goodman Logistics (HK), Ltd. REIT	11,399,329	247,258
Total common stocks (cost: $71,664,591,000)		156,703,851
Short-term securities 3.61%
Money market investments 3.40%
Capital Group Central Cash Fund 4.17% (e)(f)	55,216,022	5,521,602

Money market investments purchased with collateral from securities on loan 0.21%
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.99% (e)(g)	51,700,000	51,700
Fidelity Investments Money Market Government Portfolio, Class I 4.04% (e)(g)	48,300,000	48,300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.05% (e)(g)	48,300,000	48,300

5	New Perspective Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.03% (e)(g)	41,400,000	$41,400
Capital Group Central Cash Fund 4.17% (e)(f)(g)	408,999	40,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.00% (e)(g)	37,900,000	37,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (e)(g)	37,900,000	37,900
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (e)(g)	31,799,305	31,799
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.06% (e)(g)	6,900,000	6,900
		345,099
Total short-term securities (cost: $5,866,491,000)		5,866,701
Total investment securities 100.13% (cost: $77,531,082,000)		162,570,552
Other assets less liabilities (0.13)%		(218,723)
Net assets 100.00%		$162,351,829
Investments in affiliates (f)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Health care 0.00%
CRISPR Therapeutics AG (a)(b)(h)	$220,364	$4,757	$107,983	$(83,910)	$105,878	$—	$—
Short-term securities 3.43%
Money market investments 3.40%
Capital Group Central Cash Fund 4.17% (e)	270,844	17,817,338	12,565,974	(818)	212	5,521,602	191,691
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 4.17% (e)(g)	26,587	14,313 (i)				40,900	— (j)
Total short-term securities						5,562,502
Total 3.43%				$(84,728)	$106,090	$5,562,502	$191,691

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 9/30/2025.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(h)	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2025. Refer to the investment portfolio for the security value at 9/30/2025.
(i)	Represents net activity. Refer to Note 5 for more information on securities lending.
(j)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

New Perspective Fund	6

Financial statements
Statement of assets and liabilities at September 30, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $395,875 of investment securities on loan):
Unaffiliated issuers (cost: $71,968,790)	$157,008,050
Affiliated issuers (cost: $5,562,292)	5,562,502	$162,570,552
Cash		9,867
Cash denominated in currencies other than U.S. dollars (cost: $11,016)		11,022
Receivables for:
Sales of investments	185,010
Sales of fund’s shares	88,152
Dividends	170,658
Securities lending income	320
Other	5,290	449,430
		163,040,871
Liabilities:
Collateral for securities on loan		345,099
Payables for:
Purchases of investments	52,062
Repurchases of fund’s shares	156,146
Investment advisory services	48,045
Services provided by related parties	22,976
Trustees’ deferred compensation	8,416
Non-U.S. taxes	54,737
Other	1,561	343,943
Net assets at September 30, 2025		$162,351,829
Net assets consist of:
Capital paid in on shares of beneficial interest		$69,258,203
Total distributable earnings (accumulated loss)		93,093,626
Net assets at September 30, 2025		$162,351,829
Refer to the notes to financial statements.

7	New Perspective Fund

Financial statements (continued)
Statement of assets and liabilities at September 30, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,211,279 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$68,553,964	932,307	$73.53
Class C	1,073,841	15,754	68.16
Class T	19	— *	73.56
Class F-1	1,741,435	23,888	72.90
Class F-2	22,161,646	302,473	73.27
Class F-3	15,417,811	209,215	73.69
Class 529-A	3,604,658	49,898	72.24
Class 529-C	59,396	875	67.88
Class 529-E	98,200	1,382	71.07
Class 529-T	29	— *	73.51
Class 529-F-1	17	— *	71.93
Class 529-F-2	437,774	5,956	73.50
Class 529-F-3	18	— *	73.44
Class R-1	96,309	1,435	67.12
Class R-2	571,387	8,384	68.15
Class R-2E	89,020	1,250	71.21
Class R-3	1,511,849	21,311	70.94
Class R-4	1,964,625	27,254	72.09
Class R-5E	397,180	5,454	72.83
Class R-5	1,471,590	19,998	73.59
Class R-6	43,101,061	584,445	73.75
*
Amount less than one thousand.
Refer to the notes to financial statements.

New Perspective Fund	8

Financial statements (continued)
Statement of operations for the year ended September 30, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $99,026; also includes $191,691 from affiliates)	$2,155,638
Interest from unaffiliated issuers	9,382
Securities lending income (net of fees)	2,592	$2,167,612
Fees and expenses*:
Investment advisory services	539,139
Distribution services	191,133
Transfer agent services	79,830
Administrative services	44,376
529 plan services	2,076
Reports to shareholders	1,508
Registration statement and prospectus	1,486
Trustees’ compensation	1,772
Auditing and legal	236
Custodian	8,216
Other	225	869,997
Net investment income		1,297,615
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $11,071):
Unaffiliated issuers	8,185,106
Affiliated issuers	(84,728)
In-kind redemptions	120,049
Currency transactions	(4,714)	8,215,713
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $45,404):
Unaffiliated issuers	14,707,747
Affiliated issuers	106,090
Currency translations	2,297	14,816,134
Net realized gain (loss) and unrealized appreciation (depreciation)		23,031,847
Net increase (decrease) in net assets resulting from operations		$24,329,462
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended September 30,
	2025	2024

Operations:
Net investment income	$1,297,615	$1,375,818
Net realized gain (loss)	8,215,713	5,949,357
Net unrealized appreciation (depreciation)	14,816,134	28,222,240
Net increase (decrease) in net assets resulting from operations	24,329,462	35,547,415
Distributions paid to shareholders	(7,180,294)	(6,636,748)
Net capital share transactions	(829,252)	2,042,752
Total increase (decrease) in net assets	16,319,916	30,953,419
Net assets:
Beginning of year	146,031,913	115,078,494
End of year	$162,351,829	$146,031,913
Refer to the notes to financial statements.

9	New Perspective Fund

Notes to financial statements
1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

New Perspective Fund	10

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

11	New Perspective Fund

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):

New Perspective Fund	12

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$36,380,127	$—	$—	$36,380,127
Industrials	23,645,050	—	—	23,645,050
Consumer discretionary	22,460,764	—	—	22,460,764
Financials	20,503,840	—	—	20,503,840
Communication services	18,745,072	—	—	18,745,072
Health care	18,470,731	—	—	18,470,731
Consumer staples	7,929,116	296,874	—	8,225,990
Materials	4,890,250	123,672	—	5,013,922
Energy	2,236,223	—	— *	2,236,223
Utilities	774,874	—	—	774,874
Real estate	247,258	—	—	247,258
Short-term securities	5,866,701	—	—	5,866,701
Total	$162,150,006	$420,546	$— *	$162,570,552
*
Amount less than one thousand.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

13	New Perspective Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of September 30, 2025, the total value of securities on loan was $395,875,000, and the total value of collateral received was $412,368,000. Collateral received includes cash of $345,099,000 and U.S. government securities of $67,269,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

New Perspective Fund	14

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended September 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended September 30, 2025, the fund recognized $3,808,000 in EU reclaims (net of $161,000 in fees and the effect of realized gain or loss from currency translations) and $735,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended September 30, 2025, the fund reclassified $482,090,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of September 30, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$1,752,841
Undistributed long-term capital gains	8,280,481
Post-October capital loss deferral*	(644,560)
Gross unrealized appreciation on investments	85,715,730
Gross unrealized depreciation on investments	(1,962,342)
Net unrealized appreciation (depreciation) on investments	83,753,388
Cost of investments	78,817,164
*
This deferral is considered incurred in the subsequent year.

15	New Perspective Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended September 30, 2025			Year ended September 30, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$344,838	$2,643,131	$2,987,969	$499,718	$2,363,335	$2,863,053
Class C	—	49,182	49,182	2,372	50,051	52,423
Class T	— †	1	1	— †	1	1
Class F-1	7,965	67,170	75,135	12,307	61,669	73,976
Class F-2	147,768	822,275	970,043	180,218	689,592	869,810
Class F-3	115,981	572,511	688,492	131,435	463,397	594,832
Class 529-A	17,487	142,164	159,651	25,973	127,422	153,395
Class 529-C	—	2,802	2,802	61	3,064	3,125
Class 529-E	274	4,083	4,357	595	3,884	4,479
Class 529-T	— †	1	1	— †	1	1
Class 529-F-1	— †	1	1	— †	1	1
Class 529-F-2	2,768	15,385	18,153	3,284	12,384	15,668
Class 529-F-3	— †	1	1	— †	1	1
Class R-1	—	4,050	4,050	401	3,640	4,041
Class R-2	—	24,774	24,774	1,281	23,036	24,317
Class R-2E	112	3,633	3,745	354	3,106	3,460
Class R-3	3,484	61,958	65,442	8,324	58,244	66,568
Class R-4	10,645	86,106	96,751	16,647	80,261	96,908
Class R-5E	2,431	14,299	16,730	2,992	11,854	14,846
Class R-5	10,953	57,572	68,525	15,329	56,327	71,656
Class R-6	327,418	1,617,071	1,944,489	381,106	1,343,081	1,724,187
Total	$992,124	$6,188,170	$7,180,294	$1,282,397	$5,354,351	$6,636,748
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.348% on such assets in excess of $144 billion. For the year ended September 30, 2025, the investment advisory services fees were $539,139,000, which were equivalent to an annualized rate of 0.364% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

New Perspective Fund	16

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended September 30, 2025, the 529 plan services fees were $2,076,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

17	New Perspective Fund

For the year ended September 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$150,988	$44,462	$18,897	Not applicable
Class C	10,496	746	316	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	3,913	1,998	476	Not applicable
Class F-2	Not applicable	22,122	5,939	Not applicable
Class F-3	Not applicable	179	4,140	Not applicable
Class 529-A	7,426	2,198	1,000	$1,789
Class 529-C	587	40	18	32
Class 529-E	462	37	28	50
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	177	115	205
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	884	81	27	Not applicable
Class R-2	4,033	1,839	161	Not applicable
Class R-2E	498	165	25	Not applicable
Class R-3	7,056	2,100	423	Not applicable
Class R-4	4,790	1,935	575	Not applicable
Class R-5E	Not applicable	522	105	Not applicable
Class R-5	Not applicable	722	414	Not applicable
Class R-6	Not applicable	507	11,717	Not applicable

Total class-specific expenses	$191,133	$79,830	$44,376	$2,076
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,772,000 in the fund’s statement of operations reflects $613,000 in current fees (either paid in cash or deferred) and a net increase of $1,159,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended
September 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,926,635,000 and $1,530,476,000, respectively, which generated $206,073,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended September 30, 2025.

New Perspective Fund	18

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2025
Class A	$2,531,650	38,500	$2,919,244	46,835	$(7,035,605)	(107,250)	$(1,584,711)	(21,915)
Class C	115,789	1,893	48,925	842	(313,149)	(5,125)	(148,435)	(2,390)
Class T	—	—	—	—	—	—	—	—
Class F-1	151,663	2,298	74,484	1,204	(249,813)	(3,851)	(23,666)	(349)
Class F-2	3,608,825	54,983	928,352	14,969	(3,952,077)	(60,594)	585,100	9,358
Class F-3	2,075,641	31,374	682,399	10,950	(2,312,940)	(35,217)	445,100	7,107
Class 529-A	254,976	3,934	159,602	2,606	(503,585)	(7,726)	(89,007)	(1,186)
Class 529-C	12,126	199	2,801	48	(27,263)	(448)	(12,336)	(201)
Class 529-E	7,110	111	4,354	72	(20,859)	(323)	(9,395)	(140)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	77,887	1,181	18,141	292	(59,799)	(901)	36,229	572
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	11,566	191	4,050	71	(16,841)	(279)	(1,225)	(17)
Class R-2	68,281	1,117	24,764	426	(133,898)	(2,198)	(40,853)	(655)
Class R-2E	13,332	210	3,744	62	(20,152)	(318)	(3,076)	(46)
Class R-3	185,034	2,908	65,289	1,083	(336,326)	(5,306)	(86,003)	(1,315)
Class R-4	179,844	2,795	96,746	1,583	(538,219)	(8,402)	(261,629)	(4,024)
Class R-5E	80,530	1,261	16,722	271	(78,356)	(1,206)	18,896	326
Class R-5	149,822	2,275	68,421	1,099	(286,415)	(4,390)	(68,172)	(1,016)
Class R-6	3,378,940	51,273	1,937,047	31,062	(4,902,059)	(74,208)	413,928	8,127
Total net increase (decrease)	$12,903,016	196,503	$7,055,088	113,475	$(20,787,356)	(317,742)	$(829,252)	(7,764)
Refer to the end of the table(s) for footnote(s).

19	New Perspective Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2024
Class A	$2,414,830	41,144	$2,796,448	50,835	$(6,197,608)	(105,325)	$(986,330)	(13,346)
Class C	110,946	2,028	52,118	1,011	(330,528)	(6,020)	(167,464)	(2,981)
Class T	—	—	—	—	—	—	—	—
Class F-1	119,507	2,046	73,343	1,344	(264,418)	(4,537)	(71,568)	(1,147)
Class F-2	3,515,570	59,679	828,050	15,127	(3,630,761)	(61,899)	712,859	12,907
Class F-3	2,415,856	40,662	590,459	10,738	(2,131,869)	(36,259)	874,446	15,141
Class 529-A	239,004	4,136	153,305	2,833	(459,317)	(7,899)	(67,008)	(930)
Class 529-C	12,699	231	3,123	61	(30,255)	(552)	(14,433)	(260)
Class 529-E	8,086	142	4,472	84	(16,598)	(289)	(4,040)	(63)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	63,466	1,079	15,649	285	(54,054)	(905)	25,061	459
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	27,770	561	4,002	79	(16,336)	(299)	15,436	341
Class R-2	69,780	1,269	24,311	472	(125,730)	(2,293)	(31,639)	(552)
Class R-2E	13,382	236	3,461	65	(14,326)	(252)	2,517	49
Class R-3	171,991	3,023	66,510	1,248	(328,721)	(5,765)	(90,220)	(1,494)
Class R-4	214,864	3,720	96,998	1,795	(411,018)	(7,103)	(99,156)	(1,588)
Class R-5E	63,849	1,099	14,844	273	(56,611)	(969)	22,082	403
Class R-5	118,747	2,031	71,560	1,302	(324,089)	(5,462)	(133,782)	(2,129)
Class R-6	4,292,840	71,954	1,718,411	31,227	(3,955,263)	(66,572)	2,055,988	36,609
Total net increase (decrease)	$13,873,187	235,040	$6,517,067	118,779	$(18,347,502)	(312,400)	$2,042,752	41,419
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $33,713,518,000 and $40,172,716,000, respectively, during the year ended September 30, 2025.

New Perspective Fund	20

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
9/30/2025	$65.91	$.50	$10.31	$10.81	$(.37 )	$(2.82)	$(3.19)	$73.53	17.27%	$68,554	.71%	.71%	.75%
9/30/2024	52.93	.54	15.43	15.97	(.52 )	(2.47)	(2.99)	65.91	31.30	62,891.73		.73	.92
9/30/2023	45.43	.52	8.95	9.47	(.40 )	(1.57)	(1.97)	52.93	21.28	51,216.75		.75	1.00
9/30/2022	66.78	.38	(17.08)	(16.70)	(.22 )	(4.43)	(4.65)	45.43	(27.04)	44,810.72		.72	.65
9/30/2021	53.81	.32	15.15	15.47	(.08 )	(2.42)	(2.50)	66.78	29.31	64,660.72		.72	.50
Class C:
9/30/2025	61.41	(.01 )	9.58	9.57	—	(2.82)	(2.82)	68.16	16.38	1,074	1.47	1.47	(.02 )
9/30/2024	49.49	.09	14.42	14.51	(.12 )	(2.47)	(2.59)	61.41	30.32	1,114	1.48	1.48	.17
9/30/2023	42.54	.11	8.41	8.52	—	(1.57)	(1.57)	49.49	20.38	1,045	1.50	1.50	.23
9/30/2022	63.06	(.07 )	(16.02)	(16.09)	—	(4.43)	(4.43)	42.54	(27.60)	1,026	1.47	1.47	(.12 )
9/30/2021	51.23	(.15 )	14.40	14.25	—	(2.42)	(2.42)	63.06	28.36	1,651	1.47	1.47	(.25 )
Class T:
9/30/2025	65.94	.66	10.31	10.97	(.53 )	(2.82)	(3.35)	73.56	17.56 [5]	— [6]	.47 [5]	.47 [5]	.99 [5]
9/30/2024	52.97	.69	15.43	16.12	(.68 )	(2.47)	(3.15)	65.94	31.63 [5]	— [6]	.47 [5]	.47 [5]	1.18 [5]
9/30/2023	45.46	.66	8.95	9.61	(.53 )	(1.57)	(2.10)	52.97	21.62 [5]	— [6]	.47 [5]	.47 [5]	1.28 [5]
9/30/2022	66.82	.51	(17.07)	(16.56)	(.37 )	(4.43)	(4.80)	45.46	(26.87)[5]	— [6]	.48 [5]	.48 [5]	.88 [5]
9/30/2021	53.83	.46	15.15	15.61	(.20 )	(2.42)	(2.62)	66.82	29.60 [5]	— [6]	.50 [5]	.50 [5]	.73 [5]
Class F-1:
9/30/2025	65.38	.45	10.22	10.67	(.33 )	(2.82)	(3.15)	72.90	17.19	1,741.78		.78	.69
9/30/2024	52.53	.51	15.30	15.81	(.49 )	(2.47)	(2.96)	65.38	31.24	1,585.78		.78	.87
9/30/2023	45.08	.49	8.89	9.38	(.36 )	(1.57)	(1.93)	52.53	21.22	1,333.79		.79	.95
9/30/2022	66.29	.34	(16.95)	(16.61)	(.17 )	(4.43)	(4.60)	45.08	(27.10)	1,239.77		.77	.58
9/30/2021	53.43	.27	15.06	15.33	(.05 )	(2.42)	(2.47)	66.29	29.24	1,854.78		.78	.43
Class F-2:
9/30/2025	65.70	.63	10.27	10.90	(.51 )	(2.82)	(3.33)	73.27	17.50	22,162.52		.52	.95
9/30/2024	52.78	.67	15.37	16.04	(.65 )	(2.47)	(3.12)	65.70	31.57	19,257.51		.51	1.14
9/30/2023	45.30	.63	8.93	9.56	(.51 )	(1.57)	(2.08)	52.78	21.57	14,788.52		.52	1.22
9/30/2022	66.61	.49	(17.01)	(16.52)	(.36 )	(4.43)	(4.79)	45.30	(26.90)	13,240.51		.51	.85
9/30/2021	53.67	.45	15.10	15.55	(.19 )	(2.42)	(2.61)	66.61	29.60	19,110.51		.51	.72
Class F-3:
9/30/2025	66.06	.70	10.32	11.02	(.57 )	(2.82)	(3.39)	73.69	17.64	15,418.40		.40	1.06
9/30/2024	53.04	.73	15.46	16.19	(.70 )	(2.47)	(3.17)	66.06	31.71	13,350.41		.41	1.24
9/30/2023	45.53	.69	8.96	9.65	(.57 )	(1.57)	(2.14)	53.04	21.69	9,918.42		.42	1.33
9/30/2022	66.93	.56	(17.10)	(16.54)	(.43 )	(4.43)	(4.86)	45.53	(26.83)	8,349.41		.41	.96
9/30/2021	53.90	.53	15.16	15.69	(.24 )	(2.42)	(2.66)	66.93	29.72	11,301.41		.41	.83
Class 529-A:
9/30/2025	64.81	.47	10.13	10.60	(.35 )	(2.82)	(3.17)	72.24	17.22	3,605.75		.75	.72
9/30/2024	52.10	.51	15.17	15.68	(.50 )	(2.47)	(2.97)	64.81	31.24	3,311.77		.77	.88
9/30/2023	44.74	.49	8.82	9.31	(.38 )	(1.57)	(1.95)	52.10	21.25	2,710.79		.79	.96
9/30/2022	65.84	.35	(16.82)	(16.47)	(.20 )	(4.43)	(4.63)	44.74	(27.08)	2,373.75		.75	.61
9/30/2021	53.09	.29	14.94	15.23	(.06 )	(2.42)	(2.48)	65.84	29.26	3,398.76		.76	.46
Refer to the end of the table(s) for footnote(s).

21	New Perspective Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
9/30/2025	$61.19	$(.04 )	$9.55	$9.51	$—	$(2.82)	$(2.82)	$67.88	16.34%	$59	1.52%	1.52%	(.07 )%
9/30/2024	49.28	.07	14.37	14.44	(.06 )	(2.47)	(2.53)	61.19	30.27	66	1.52	1.52	.12
9/30/2023	42.39	.08	8.38	8.46	—	(1.57)	(1.57)	49.28	20.31	66	1.56	1.56	.17
9/30/2022	62.88	(.10 )	(15.96)	(16.06)	—	(4.43)	(4.43)	42.39	(27.65)	70	1.52	1.52	(.19 )
9/30/2021	51.12	(.18 )	14.36	14.18	—	(2.42)	(2.42)	62.88	28.30	121	1.52	1.52	(.30 )
Class 529-E:
9/30/2025	63.80	.30	9.98	10.28	(.19 )	(2.82)	(3.01)	71.07	16.95	98.99		.99	.47
9/30/2024	51.33	.37	14.95	15.32	(.38 )	(2.47)	(2.85)	63.80	30.93	97	1.00	1.00	.65
9/30/2023	44.09	.36	8.70	9.06	(.25 )	(1.57)	(1.82)	51.33	20.97	81	1.02	1.02	.72
9/30/2022	64.94	.20	(16.58)	(16.38)	(.04 )	(4.43)	(4.47)	44.09	(27.25)	74.99		.99	.36
9/30/2021	52.46	.14	14.76	14.90	—	(2.42)	(2.42)	64.94	28.94	110	1.00	1.00	.23
Class 529-T:
9/30/2025	65.89	.63	10.30	10.93	(.49 )	(2.82)	(3.31)	73.51	17.51 [5]	— [6]	.52 [5]	.52 [5]	.95 [5]
9/30/2024	52.94	.66	15.41	16.07	(.65 )	(2.47)	(3.12)	65.89	31.53 [5]	— [6]	.54 [5]	.54 [5]	1.11 [5]
9/30/2023	45.43	.64	8.95	9.59	(.51 )	(1.57)	(2.08)	52.94	21.58 [5]	— [6]	.52 [5]	.52 [5]	1.23 [5]
9/30/2022	66.78	.49	(17.07)	(16.58)	(.34 )	(4.43)	(4.77)	45.43	(26.91)[5]	— [6]	.53 [5]	.53 [5]	.84 [5]
9/30/2021	53.80	.43	15.14	15.57	(.17 )	(2.42)	(2.59)	66.78	29.53 [5]	— [6]	.55 [5]	.55 [5]	.68 [5]
Class 529-F-1:
9/30/2025	64.56	.58	10.07	10.65	(.46 )	(2.82)	(3.28)	71.93	17.42 [5]	— [6]	.58 [5]	.58 [5]	.89 [5]
9/30/2024	51.91	.61	15.11	15.72	(.60 )	(2.47)	(3.07)	64.56	31.48 [5]	— [6]	.59 [5]	.59 [5]	1.06 [5]
9/30/2023	44.59	.58	8.78	9.36	(.47 )	(1.57)	(2.04)	51.91	21.46 [5]	— [6]	.61 [5]	.61 [5]	1.14 [5]
9/30/2022	65.65	.44	(16.75)	(16.31)	(.32 )	(4.43)	(4.75)	44.59	(26.96)[5]	— [6]	.60 [5]	.60 [5]	.77 [5]
9/30/2021	52.99	(.02 )	15.34	15.32	(.24 )	(2.42)	(2.66)	65.65	29.51 [5]	— [6]	.51 [5]	.51 [5]	(.04 )[5]
Class 529-F-2:
9/30/2025	65.89	.64	10.30	10.94	(.51 )	(2.82)	(3.33)	73.50	17.52	438.50		.50	.97
9/30/2024	52.93	.67	15.42	16.09	(.66 )	(2.47)	(3.13)	65.89	31.58	355.51		.51	1.14
9/30/2023	45.44	.65	8.93	9.58	(.52 )	(1.57)	(2.09)	52.93	21.59	261.51		.51	1.25
9/30/2022	66.78	.50	(17.06)	(16.56)	(.35 )	(4.43)	(4.78)	45.44	(26.91)	205.51		.51	.87
9/30/2021[7,8]	52.26	.44	16.68	17.12	(.18 )	(2.42)	(2.60)	66.78	33.39 [9]	260	.54 [10]	.54 [10]	.75 [10]
Class 529-F-3:
9/30/2025	65.84	.67	10.29	10.96	(.54 )	(2.82)	(3.36)	73.44	17.57	— [6]	.46	.46	1.01
9/30/2024	52.88	.70	15.40	16.10	(.67 )	(2.47)	(3.14)	65.84	31.63	— [6]	.46	.46	1.19
9/30/2023	45.40	.66	8.93	9.59	(.54 )	(1.57)	(2.11)	52.88	21.60	— [6]	.48	.48	1.27
9/30/2022	66.74	.52	(17.04)	(16.52)	(.39 )	(4.43)	(4.82)	45.40	(26.85)	— [6]	.46	.46	.90
9/30/2021[7,8]	52.26	.48	16.67	17.15	(.25 )	(2.42)	(2.67)	66.74	33.44 [9]	— [6]	.52 [10]	.47 [10]	.82 [10]
Class R-1:
9/30/2025	60.53	(.02 )	9.43	9.41	—	(2.82)	(2.82)	67.12	16.35	96	1.49	1.49	(.03 )
9/30/2024	48.96	.09	14.22	14.31	(.27 )	(2.47)	(2.74)	60.53	30.30	88	1.49	1.49	.17
9/30/2023	42.12	.12	8.32	8.44	(.03 )	(1.57)	(1.60)	48.96	20.40	54	1.50	1.50	.25
9/30/2022	62.49	(.07 )	(15.87)	(15.94)	—	(4.43)	(4.43)	42.12	(27.61)	50	1.49	1.49	(.13 )
9/30/2021	50.81	(.17 )	14.27	14.10	—	(2.42)	(2.42)	62.49	28.29	77	1.50	1.50	(.28 )
Refer to the end of the table(s) for footnote(s).

New Perspective Fund	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
9/30/2025	$61.41	$(.02 )	$9.58	$9.56	$—	$(2.82)	$(2.82)	$68.15	16.36%	$571	1.50%	1.50%	(.04 )%
9/30/2024	49.52	.09	14.41	14.50	(.14 )	(2.47)	(2.61)	61.41	30.29	555	1.50	1.50	.15
9/30/2023	42.57	.11	8.41	8.52	—	(1.57)	(1.57)	49.52	20.37	475	1.51	1.51	.24
9/30/2022	63.12	(.08 )	(16.04)	(16.12)	—	(4.43)	(4.43)	42.57	(27.63)	427	1.51	1.51	(.15 )
9/30/2021	51.30	(.17 )	14.41	14.24	—	(2.42)	(2.42)	63.12	28.30	663	1.50	1.50	(.28 )
Class R-2E:
9/30/2025	63.95	.17	10.00	10.17	(.09 )	(2.82)	(2.91)	71.21	16.68	89	1.20	1.20	.26
9/30/2024	51.45	.25	15.00	15.25	(.28 )	(2.47)	(2.75)	63.95	30.68	83	1.21	1.21	.44
9/30/2023	44.18	.27	8.72	8.99	(.15 )	(1.57)	(1.72)	51.45	20.72	64	1.22	1.22	.53
9/30/2022	65.16	.09	(16.64)	(16.55)	—	(4.43)	(4.43)	44.18	(27.42)	55	1.21	1.21	.15
9/30/2021	52.74	.01	14.83	14.84	—	(2.42)	(2.42)	65.16	28.69	79	1.21	1.21	.02
Class R-3:
9/30/2025	63.70	.26	9.96	10.22	(.16 )	(2.82)	(2.98)	70.94	16.87	1,512	1.05	1.05	.41
9/30/2024	51.26	.34	14.92	15.26	(.35 )	(2.47)	(2.82)	63.70	30.85	1,441	1.06	1.06	.59
9/30/2023	44.01	.34	8.69	9.03	(.21 )	(1.57)	(1.78)	51.26	20.91	1,236	1.07	1.07	.68
9/30/2022	64.83	.17	(16.56)	(16.39)	—	(4.43)	(4.43)	44.01	(27.30)	1,153	1.06	1.06	.30
9/30/2021	52.40	.10	14.75	14.85	—	(2.42)	(2.42)	64.83	28.88	1,770	1.06	1.06	.16
Class R-4:
9/30/2025	64.68	.45	10.13	10.58	(.35 )	(2.82)	(3.17)	72.09	17.23	1,965.75		.75	.70
9/30/2024	52.00	.52	15.14	15.66	(.51 )	(2.47)	(2.98)	64.68	31.26	2,023.76		.76	.89
9/30/2023	44.65	.49	8.80	9.29	(.37 )	(1.57)	(1.94)	52.00	21.27	1,709.77		.77	.97
9/30/2022	65.70	.34	(16.77)	(16.43)	(.19 )	(4.43)	(4.62)	44.65	(27.08)	1,587.76		.76	.59
9/30/2021	52.98	.29	14.92	15.21	(.07 )	(2.42)	(2.49)	65.70	29.26	2,544.76		.76	.47
Class R-5E:
9/30/2025	65.32	.60	10.21	10.81	(.48 )	(2.82)	(3.30)	72.83	17.46	397.55		.55	.92
9/30/2024	52.49	.64	15.28	15.92	(.62 )	(2.47)	(3.09)	65.32	31.52	335.56		.56	1.10
9/30/2023	45.06	.61	8.87	9.48	(.48 )	(1.57)	(2.05)	52.49	21.49	248.57		.57	1.18
9/30/2022	66.28	.46	(16.92)	(16.46)	(.33 )	(4.43)	(4.76)	45.06	(26.94)	205.56		.56	.78
9/30/2021	53.43	.43	15.03	15.46	(.19 )	(2.42)	(2.61)	66.28	29.54	360.55		.55	.69
Class R-5:
9/30/2025	65.96	.67	10.32	10.99	(.54 )	(2.82)	(3.36)	73.59	17.59	1,472.46		.46	1.01
9/30/2024	52.97	.70	15.43	16.13	(.67 )	(2.47)	(3.14)	65.96	31.65	1,386.46		.46	1.19
9/30/2023	45.47	.64	8.97	9.61	(.54 )	(1.57)	(2.11)	52.97	21.62	1,226.47		.47	1.25
9/30/2022	66.84	.53	(17.08)	(16.55)	(.39 )	(4.43)	(4.82)	45.47	(26.86)	1,380.46		.46	.90
9/30/2021	53.84	.48	15.16	15.64	(.22 )	(2.42)	(2.64)	66.84	29.65	2,063.46		.46	.77
Class R-6:
9/30/2025	66.10	.70	10.34	11.04	(.57 )	(2.82)	(3.39)	73.75	17.64	43,101.40		.40	1.06
9/30/2024	53.08	.73	15.46	16.19	(.70 )	(2.47)	(3.17)	66.10	31.70	38,095.41		.41	1.24
9/30/2023	45.56	.69	8.97	9.66	(.57 )	(1.57)	(2.14)	53.08	21.70	28,648.42		.42	1.34
9/30/2022	66.97	.56	(17.11)	(16.55)	(.43 )	(4.43)	(4.86)	45.56	(26.83)	22,485.41		.41	.96
9/30/2021	53.94	.52	15.17	15.69	(.24 )	(2.42)	(2.66)	66.97	29.71	30,946.41		.41	.81
Refer to the end of the table(s) for footnote(s).

23	New Perspective Fund

Financial highlights (continued)

	Year ended September 30,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[11]	23%	24%	17%	21%	22%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

New Perspective Fund	24

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of New Perspective Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of New Perspective Fund (the “Fund”), including the investment portfolio, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
November 10, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

25	New Perspective Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2025:
Long-term capital gains	$6,188,170,000
Qualified dividend income	100%
Section 163(j) interest dividends	$159,297,000
Corporate dividends received deduction	$597,543,000
U.S. government income that may be exempt from state taxation	$111,705,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

New Perspective Fund	26

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

27	New Perspective Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

New Perspective Fund	28

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

29	New Perspective Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Perspective Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: November 28, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: November 28, 2025